Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%	6.52%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.45%	5.12%	6.56%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.34%	2.43%	3.90%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.58%	2.72%	3.88%